Earnings Per Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings Per Share
EARNINGS PER SHARE
Share-based payment awards that entitle holders to receive non-forfeitable dividends before vesting are considered participating securities that are included in the calculation of earnings per share using the two-class method. The two-class method is an earnings allocation formula under which earnings per share is calculated for common stock and participating securities according to dividends declared and participating rights in undistributed earnings. Under this method, all earnings, distributed and undistributed, are allocated to common shares and participating securities based on their respective rights to receive dividends.
The following table presents the calculation of basic and diluted earnings per share for the periods indicated.

	For the Years Ended December 31,
(In thousands, except per share data)	2017	2016	2015
Earnings per common share - basic
Net income	$142,413	$186,777	$142,844
Preferred stock dividends	(9,095)	(7,977)	—
Dividends and undistributed earnings allocated to unvested restricted shares	(1,210)	(1,872)	(1,680)
Net income allocated to common shareholders - basic	$132,108	$176,928	$141,164
Weighted average common shares outstanding	50,640	40,948	38,214
Earnings per common share - basic	2.61	4.32	3.69

Earnings per common share - diluted
Net income allocated to common shareholders - basic	$132,108	$176,928	$141,164
Dividends and undistributed earnings allocated to unvested restricted shares	(1)	(37)	(48)
Net income allocated to common shareholders - diluted	$132,107	$176,891	$141,116
Weighted average common shares outstanding	50,640	40,948	38,214
Dilutive potential common shares	352	158	96
Weighted average common shares outstanding - diluted	50,992	41,106	38,310
Earnings per common share - diluted	$2.59	$4.30	$3.68

For the years ended December 31, 2017, 2016, and 2015, the calculations for basic shares outstanding exclude the weighted average shares owned by the Recognition and Retention Plan (“RRP”) of 467,601, 447,818, and 607,608, respectively.
The effects from the assumed exercises of 71,260; 155,969; and 159,236 stock options were not included in the computation of diluted earnings per share for the years ended December 31, 2017, 2016, and 2015, respectively, because such amounts would have had an antidilutive effect on earnings per common share.